Note 22 - Stock-based Compensation	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(
22
) Stock-Based Compensation

In
August 2018,
the Company granted an award of
5,650
restricted shares of the Company’s common stock to T. Heath Fountain, the Company’s Chief Executive Officer (“CEO”), with a market price of
$17.73
per share. The restricted shares vest in equal installments on each of
July 30, 2019,
July 2020
and
July 2021,
subject to continued service by Mr. Fountain through each applicable vesting date, or earlier upon the occurrence of a change in control. With the restricted stock, there will be no
cash consideration to the Company for the shares. The CEO will have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not
the shares have vested.

Compensation expense for restricted stock is based on the market price of the Company stock at the time of the grant and amortized on a straight-line basis over the vesting period. The balance of unearned compensation related to these restricted shares as of
December 31, 2018
is
$86,115
which is expected to be recognized over a weighted-average of
2.58
years. Total compensation expense recognized for the restricted shares granted for the year ended
December 31, 2018
was
$13,890.